UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

	11 Greenway Plaza, Suite 1000	Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:		(713) 626-1919
Date of fiscal year end:	February 29
Date of reporting period:	02/29/20

Item 1. Report to Stockholders.

Shareholder Report for the

Seven Months Ended 02/29/2020

Invesco

Oppenheimer

Government Money

Market Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was Oppenheimer Government Money Market Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Table of Contents
Fund Performance Discussion	4
Portfolio Allocation and Performance	6
Fund Expenses	8
Schedule of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	33
Tax Information	35
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments	36
Trustees and Officers	37
Invesco's Privacy Notice	49

3 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Fund Performance Discussion

As of the fiscal year ended February 29, 2020, the Fund's net assets totaled $1.6 billion. The Fund's weighted average maturity was 7 days and the Fund's weighted average life was 32 days.1

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The largest development affecting money market funds and the money market fund industry during the fiscal year was the US Federal Reserve (the Fed) cutting interest rates three times from a range of 2.25%- 2.50% to 1.50%-1.75%². In the beginning of 2020, markets saw an increase in volatility as a result of the impact of the COVID-19 coronavirus. This has caused the outlook for the Fed to shift from a neutral policy during 2020 to a higher possibility of several rate cuts. Rate cuts by the Fed would likely cause yields on government money market funds to decrease as a result.

Another major development impacting money market funds and the money market industry during the reporting period was the volatility in the short-term funding markets, when repo rates saw a sudden spike. In October 2019, the Fed directed the Federal Reserve Bank of New York Trading Desk (the Desk) to purchase $60 billion per month in short-term Treasury Bills at least into the second quarter of 2020 to maintain sufficient reserve balances. This resulted in the flattening of the US Treasury curve and the stabilization of the repurchase agreement operations (repo) markets. The Fed has indicated their commitment to continuing both permanent and temporary open market operations in order to maintain stability in the funding markets.

Shortly following the end of the reporting period, the rapid expansion of the COVID-19 virus during the month of March resulted in the FOMC decisively moving to a zero interest rate monetary policy. As of March 15, 2020, the new Federal Funds rate target range is 0.00% to 0.25%. The Federal Reserve has also launched multiple liquidity facility programs to address liquidity concerns in the short-term lending markets and to support the flow of credit to the economy, including a Money Market Mutual Fund Liquidity Facility, a Commercial Paper Funding Facility, and a Primary Dealer Credit Facility.

Thank you for investing in Invesco Oppenheimer Government Money Market Fund. We believe our long-term approach to short-term investing makes us a strong partner for investors seeking premier liquidity management.

Team managed by Invesco Advisers, Inc.

1.Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted

4 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes. Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2.Source: US Federal Reserve.

5 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Portfolio Allocation

PORTFOLIO ALLOCATION

Repurchase Agreements	80.7%
U.S. Government Agencies	11.8
U.S. Government Obligations	7.5
Holdings and allocations are subject to
change and are not buy/sell recommendations.
Percentages are as of February 29, 2020 and are
based on total market value of investments.
For more current Fund holdings, please visit invesco.com.
Fund Data
Corporate Class Data as of 2/29/20
WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE
RANGE DURING	AT REPORTING	AT REPORTING
REPORTING PERIOD	PERIOD END	PERIOD END
5-17 days	7 days	32 days

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

The views and opinions expressed in management's discussion of Fund performance are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and

6 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended February 29, 2020'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2019	February 29, 2020	February 29, 2020
Class C	$ 1,000.00	$ 1,001.00	$7.74
Class R	1,000.00	1,003.50	5.24
Class Y	1,000.00	1,005.90	2.90
Class R6	1,000.00	1,006.40	2.40
Invesco Cash Reserve Shares	1,000.00	1,005.20	3.60
Hypothetical
(5% return before expenses)
Class C	1,000.00	1,017.16	7.80
Class R	1,000.00	1,019.64	5.29
Class Y	1,000.00	1,021.98	2.92
Class R6	1,000.00	1,022.48	2.42
Invesco Cash Reserve Shares	1,000.00	1,021.28	3.62

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2020 are as follows:

Class	Expense Ratios
Class C	1.55%
Class R	1.05
Class Y	0.58

Class R6	0.48
Invesco Cash Reserve
Shares	0.72

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS February 29, 2020

			Final Legal
		Maturity	Maturity	Principal
		Date*	Date**	Amount	Value
U.S. Government Agencies—11.8%
Federal Farm Credit Banks Funding Corp.:
1.656%	[US0001M+7.5]1	3/2/20	2/1/21 $	10,000,000	$10,008,212
1.659%	[US0001M]1	3/17/20	3/17/21	15,000,000	15,000,000
Federal Home Loan Bank:
1.543%	[US0001M-6]1	3/30/20	4/28/20	10,000,000	10,000,000
1.554%2		4/1/20	4/1/20	24,000,000	23,967,657
1.588%	[US0001M-6.5]1	3/13/20	7/13/20	8,000,000	8,000,000
1.589%	[US0001M-7]1	3/16/20	7/16/20	16,000,000	16,000,000
1.596%	[US0001M-7]1	3/6/20	4/6/20	8,000,000	8,000,000
1.611%	[US0001M-6]1	3/9/20	6/9/20	10,000,000	10,000,000
1.614%	[US0001M-4.5]1	3/16/20	10/15/20	30,000,000	30,000,000
1.615%	[SOFRRATE+3.5]1	3/2/20	5/8/20	7,000,000	7,000,000
1.619%	[US0001M-4]1	3/18/20	12/18/20	10,000,000	10,000,000
1.62% [SOFRRATE+4]1		3/2/20	8/25/20	4,000,000	4,000,000
Federal Home Loan Mortgage Corp., 1.62%
[SOFRRATE+4]1		3/2/20	9/10/20	33,000,000	33,000,000
Total U.S. Government Agencies (Cost $184,975,869)					184,975,869

U.S. Government Obligations—7.4%
United States Treasury Bill:
1.394%2		3/10/20	3/10/20	11,000,000	10,995,834
1.426%2		4/7/20	4/7/20	30,000,000	29,952,208
1.513%2		3/19/20	3/19/20	10,000,000	9,992,300
1.532%2		3/5/20	3/5/20	15,000,000	14,997,400
1.623%2		4/30/20	4/30/20	10,000,000	9,973,167
1.811%2		4/2/20	4/2/20	25,000,000	24,960,111
United States Treasury Floating Rate Nts.,
1.811%	[USBMMY3M+30]1	3/2/20	10/31/21	16,000,000	16,010,468
Total U.S. Government Obligations (Cost $116,881,488)					116,881,488

Repurchase Agreements—80.2%
Repurchase Agreements3 (Cost $1,263,000,000)				1,263,000,000	1,263,000,000

Total Investments, at Value (Cost $1,564,857,357)				99.4%	1,564,857,357
Net Other Assets (Liabilities)				0.6	10,061,719
Net Assets				100.0% $	1,574,919,076

Footnotes to Schedule of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

*The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

**If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may

10 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Footnotes to Schedule of Investments (Continued)

be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life as determined under Rule 2a-7.

1.Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

2.Zero coupon bond reflects effective yield on the original acquisition date.

3.Repurchase agreements:

	Lending	Settlement	Maturity	Principal
Counterparty	Rate	Date	Date	Amount
Credit Agricole
Corp. &
Investment Bank	1.59%	2/28/20	3/2/20	$431,000,000
Credit Agricole
Corp. &
Investment Bank	1.61	2/28/20	3/2/20	90,000,000
RBC Dominion
Securities Inc.	1.61	2/7/20	4/8/20	87,000,000
RBC Dominion
Securities Inc.	1.61	2/28/20	3/2/20	450,000,000
TD Securities
(USA) LLC	1.61	2/27/20	3/5/20	205,000,000
				Repurchase
			Repurchase	Agreement
			Agreements, at Proceeds to be
Counterparty	Collateralized By		Value	Receiveda
	Credit Agricole Corporate &
	Investment Bank, agreement
	dated 02/28/2020, maturing
	value of $431,057,108
	(collateralized by U.S.
	Treasury obligations valued
Credit Agricole	at $439,678,314; 0.13%
Corp. &	- 2.13%; 04/15/2022
Investment Bank	- 05/15/2022)		$431,000,000	$431,057,108
	Credit Agricole Corporate &
	Investment Bank, agreement
	dated 02/28/2020, maturing
	value of $90,012,075
	(collateralized by a
	domestic agency mortgage-
Credit Agricole	backed security valued
Corp. &	at $91,812,317; 3.50%;
Investment Bank	04/01/2049)		90,000,000	90,012,075

11 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS Continued

Footnotes to Schedule of Investments (Continued)

Repurchase
		Repurchase	Agreement
Agreements, at Proceeds to be
Counterparty	Collateralized By	Value	Receiveda
RBC Dominion Securities
Inc., term agreement dated
02/07/2020, maturing
value of $87,237,341
(collateralized by domestic
agency mortgage-backed
securities and U.S. Treasury
obligations valued at
$88,835,277; 2.50%
RBC Dominion	- 5.00%; 01/31/2026
Securities Inc.	- 02/20/2050)	$87,000,000	$87,237,341
RBC Dominion Securities
Inc., agreement dated
02/28/2020, maturing
value of $450,060,375
(collateralized by domestic
agency mortgage-backed
securities and U.S. Treasury
obligations valued at
RBC Dominion	$459,061,583; 0% - 5.50%;
Securities Inc.	06/18/2020 - 02/20/2050)	450,000,000	450,060,375
TD Securities (USA) LLC,
term agreement dated
02/27/2020, maturing
value of $205,064,176
(collateralized by domestic
agency mortgage-backed
securities valued at
$210,397,246; 2.50%
TD Securities	- 4.92%; 01/25/2041
(USA) LLC	- 11/20/2049)	205,000,000	205,064,176
$1,263,000,000$1,263,431,075
a. Includes accrued interest.
Glossary:
Definitions
ICE LIBOR	International Exchange London Interbank Offered Rate
SOFRRATE	United States Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
USBMMY3M	US Treasury Bill 3 Month Money Market Yield

See accompanying Notes to Financial Statements.

12 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2020

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $301,857,357)	$301,857,357
Repurchase agreements (cost 1,263,000,000)	1,263,000,000
1,564,857,357
Receivables and other assets:
Shares of beneficial interest sold	14,905,207
Interest	506,955
Other	240,220
Total assets	1,580,509,739

Liabilities
Amount due to custodian	754,396
Payables and other liabilities:
Shares of beneficial interest redeemed	3,352,094
Transfer and shareholder servicing agent fees	889,032
Trustees' compensation	300,778
Shareholder communications	141,077
Legal, auditing and other professional fees	48,734
Administration fees	40,682
Advisory fees	34,820
Dividends	4,616
Distribution and service plan fees	2,652
Other	21,782
Total liabilities	5,590,663

Net Assets	$1,574,919,076

Composition of Net Assets
Shares of beneficial interest	$1,574,941,281
Total accumulated loss	(22,205)
Net Assets	$1,574,919,076

13 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,313,104 and 2,313,136 shares of beneficial
interest outstanding)	$1.00

Class R Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$1,099,116 and 1,099,163 shares of beneficial interest outstanding)	$1.00

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$1,558,622,607 and 1,558,613,449 shares of beneficial interest outstanding)	$1.00

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,002
and 10,000 shares of beneficial interest outstanding)	$1.00

Invesco Cash Reserve Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$12,874,247 and 12,873,984 shares of beneficial interest outstanding)	$1.00

See accompanying Notes to Financial Statements.

14 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF

OPERATIONS

	Seven Months Ended
	February 29, 2020	July 31, 2019
Investment Income
Interest	$17,463,278	$40,368,739
Dividends from affiliated companies	30,260	1,006,350

Total investment income	17,493,538	41,375,089

Expenses
Advisory fees	3,827,908	7,356,032
Administration fees	417,735	111,846
Distribution and service plan fees:
Class C	6,259	504
Class R	1,326	61
Invesco Cash Reserve Shares	6,003	475
Transfer and shareholder servicing agent fees:
Class C	1,873	152
Class R	792	57
Class Y	2,812,080	3,247,387
Class R6	3	1
Invesco Cash Reserve Shares	11,997	960
Shareholder communications:
Class C	103	9
Class R	45	3
Class Y	145,871	90,263
Class R6	1	—
Invesco Cash Reserve Shares	647	60
Custodian fees and expenses	147,735	37,123
Trustees' compensation	32,565	26,548
Other	85,331	74,166
Total expenses	7,498,274	10,945,647
Less waivers and reimbursements of expenses	(2,031,027)	(672,731)
Net expenses	5,467,247	10,272,916

Net Investment Income	12,026,291	31,102,173

Realized and Unrealized Gain
Net realized gain on investment transactions	—	31,408

Net change in unrealized appreciation/(depreciation) on investment
transactions	(47,365)	47,365

Net Increase in Net Assets Resulting from Operations	$11,978,926	$31,180,946

See accompanying Notes to Financial Statements.

15 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	Seven Months
	Ended	Year Ended	Year Ended
	February 29, 2020	July 31, 2019	July 31, 2018
Operations
Net investment income	$12,026,291	$31,102,173	$15,255,373

Net realized gain (loss)	—	31,408	(2,231)

Net change in unrealized appreciation/(depreciation)	(47,365)	47,365	—
Net increase in net assets resulting from operations	11,978,926	31,180,946	15,253,142

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable
earnings:
Class A1	—	—	(14,922,631)
Class C	(1,306)	(468)	—
Class R	(1,860)	(231)	—
Class Y	(11,896,579)	(31,093,379)	(327,801)
Class R6	(84)	(33)	—
Invesco Cash Reserve Shares	(41,857)	(5,567)	—
Total distributions from distributable earnings
	(11,941,686)	(31,099,678)	(15,250,432)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A1	—	—	(141,372,147)
Class C	1,816,077	497,059	—
Class R	917,040	182,123	—
Class Y	(111,179,730)	(83,864,491)	(1,877,618)
Class R6	—	10,000	—
Invesco Cash Reserve Shares	9,588,748	3,285,030	—
Total beneficial interest transactions	(98,857,865)	(79,890,279)	(143,249,765)

Net Assets
Total decrease	(98,820,625)	(79,809,011)	(143,247,055)
Beginning of period	1,673,739,701	1,753,548,712	1,896,795,767
End of period
	$1,574,919,076	$1,673,739,701	$1,753,548,712

1.Effective as of the close of business May 24, 2019, all outstanding Class A shares were converted to Class Y shares.

See accompanying Notes to Financial Statements.

16 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

	Seven Months	Period
Class C	Ended	Ended
	February 29, 2020	July 31, 20191
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations:
Net investment income2	0.003	0.003
Net realized and unrealized gain (loss)	(0.00)3	0.003
Total from investment operations	0.003	0.003
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)3	(0.00)3
Distributions from net realized gain	0.00	(0.00)3
Total dividends and/or distributions to shareholders	(0.00)3	(0.00)3
Net asset value, end of period	$1.00	$1.00

Total Return4	0.17%	0.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,313	$497
Average net assets (in thousands)	$1,082	$296
Ratios to average net assets:5
Net investment income	0.31%	0.91%
Total expenses6	1.79%	1.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian
expenses	1.55%	1.43%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share.

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable

5.Annualized for periods less than one full year.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Seven Months Ended February 29, 2020	1.79%
Period Ended July 31, 2019	1.64%

See accompanying Notes to Financial Statements.

17 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Continued

	Seven Months	Period
Class R	Ended	Ended
	February 29, 2020	July 31, 20191
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations:
Net investment income2	0.003	0.003
Net realized and unrealized gain	(0.00)3	0.003
Total from investment operations	0.003	0.003
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)3	(0.00)3
Distributions from net realized gain	0.00	(0.00)3
Total dividends and/or distributions to shareholders	(0.00)3	(0.00) 3
Net asset value, end of period	$1.00	$1.00

Total Return4	0.46%	0.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,099	$182
Average net assets (in thousands)	$462	$102
Ratios to average net assets:5
Net investment income	0.81%	1.27%
Total expenses6	1.28%	1.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian
expenses	1.05%	1.08%7

1.For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share.

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable

5.Annualized for periods less than one full year.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Seven Months Ended February 29, 2020	1.28%
Period Ended July 31, 2019	1.08%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

18 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

	Seven Months
Class Y	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 29, 2020	July 31, 2019	July 31, 2018	July 31, 2017	July 31, 2016	July 31, 2015
Per Share Operating Data
Net asset value, beginning of
period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment
operations:
Net investment income1	0.01	0.02	0.01	0.002	0.002	0.002
Net realized and unrealized
gain	(0.00)2	0.002	(0.00)2	0.002	0.002	0.002
Total from investment
operations	0.01	0.02	0.01	0.002	0.002	0.002
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.01)	(0.02)	(0.01)	(0.00)2	(0.00)2	(0.00)2
Distributions from net realized
gain	0.00	(0.00)2	0.00	0.00	0.00	(0.00)2
Total dividends and/or
distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)	(0.00)2	(0.00)2
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return3	0.74%	1.77%	0.84%	0.10%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$1,558,623	$1,669,766	$40,384	$42,261	$92,494	$73,743
Average net assets (in
thousands)	$1,606,946	$1,766,227	$39,990	$79,473	$83,425	$71,722
Ratios to average net assets:4
Net investment income (loss)	1.28%	1.76%	0.83%	0.07%	0.01%	0.01%
Total expenses	0.80%5	0.62%5	0.61%5	0.64%5	0.64%	0.65%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.58%	0.58%	0.60%	0.51%	0.45%	0.21%

1.Calculated based on the average shares outstanding during the period.

2.Less than $0.005 per share.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable

4.Annualized for periods less than one full year.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Seven Months Ended February 29, 2020	0.80%
Year Ended July 31, 2019	0.62%
Year Ended July 31, 2018	0.61%
Year Ended July 31, 2017	0.64%

See accompanying Notes to Financial Statements.

19 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Continued

	Seven Months	Period
Class R6	Ended	Ended
	February 29, 2020	July 31, 20191
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations:
Net investment income2	0.01	0.003
Net realized and unrealized gain	(0.00)3	0.003
Total from investment operations	0.01	0.003
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)	(0.00) 3
Distributions from net realized gain	0.00	(0.00) 3
Total dividends and/or distributions to shareholders	(0.01)	(0.00)3
Net asset value, end of period	$1.00	$1.00

Total Return4	0.80%	0.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$10
Average net assets (in thousands)	$11	$10
Ratios to average net assets:5
Net investment income	1.38%	1.88%
Total expenses6	0.54%	0.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian
expenses	0.48%	0.48%7

1.For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable

5.Annualized for periods less than one full year.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Seven Months Ended February 29, 2020	0.54%
Period Ended July 31, 2019	0.48%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

20 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

	Seven Months	Period
Invesco Cash Reserve Shares	Ended	Ended
	February 29, 2020	July 31, 20191
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations:
Net investment income2	0.01	0.003
Net realized and unrealized gain	(0.00)3	0.003
Total from investment operations	0.01	0.003
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)	(0.00)3
Distributions from net realized gain	0.00	(0.00)3
Total dividends and/or distributions to shareholders	(0.01)	(0.00)3
Net asset value, end of period	$1.00	$1.00

Total Return4	0.66%	0.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,874	$3,285
Average net assets (in thousands)	$6,914	$1,846
Ratios to average net assets:5
Net investment income	1.14%	1.67%
Total expenses6	0.94%	0.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian
expenses	0.72%	0.67%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share.

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.

5.Annualized for periods less than one full year.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Seven Months Ended February 29, 2020	0.94%
Period Ended July 31, 2019	0.86%

See accompanying Notes to Financial Statements.

21 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS February 29, 2020

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Government Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Prior to the close of business on May 24, 2019, the Fund operated as Oppenheimer Government Money Market Fund (the "Acquired Fund" or "Predecessor Fund"). The Acquired Fund was reorganized after the close of business on May 24, 2019 (the "Reorganization Date") through the transfer of all of its assets and liabilities to the Fund (the "Reorganization").

Upon closing of the Reorganization, holders of the Acquired Fund's Class A shares merged with Class Y shares, and Class Y shares received the corresponding class of shares of the Fund. Class C, R, R6 and Invesco Cash Reserve shares commenced operations on the Reorganization Date.

Effective February 29, 2020, the Fund's fiscal year end changed from July 31 to the last day in February.

The Fund's investment objective is to seek income consistent with stability of principal.

The Fund currently consists of five different classes of shares: Class C, Class R, Class Y, Class R6 and Invesco Cash Reserve. Class Y shares are available only to certain investors. Class C shares are sold with a contingent deferred sales charges ("CDSC"). Class R, Class Y, Class R6 and Invesco Cash Reserve shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Cash Reserve class shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a "government money market fund" as defined in Rule 2a-7 under the 1940 Act and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. "Government money market funds" are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to the liquidity fee and redemption gate requirement at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method

22 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the

23 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued

type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification

24 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

claims is considered remote.

I. Repurchase Agreements - In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed- upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund's ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

	Repurchase
	Agreement Proceeds
Counterparty	to be Received1	Collateral Received1	Net Exposure2
Repurchase Agreements
Credit Agricole Corp. & Investment Bank	$521,069,183	$(531,490,631)	$(10,421,448)
RBC Dominion Securities Inc.	537,297,716	(547,896,860)	(10,599,144)
TD Securities (USA) LLC	205,064,176	(210,397,246)	(5,333,070)
	$1,263,431,075	$(1,289,784,737)

1.Includes accrued interest.

2.Net exposure represents the net receivable/payable that would be due from/to the counterparty in the event of default.

J. Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

Note 2 – Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

25 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued

Fee Schedule*

Up to $500 million	0.450%
Next $500 million	0.425
Next $500 million	0.400
Next $1.5 billion	0.375
Over $3 billion	0.350

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the seven months ended February 29, 2020, the effective advisory fees incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

Effective on the Reorganization Date, the Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class C, Class R, Class Y, Class R6 and Invesco Cash Reserve shares to 1.58%, 1.08%, 0.58%, 0.48%, and 0.73%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest;

(2)taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the seven months ended February 29, 2020, the Adviser waived advisory fees of $1,375 and reimbursed fund expenses of $1,490, $631, $2,018,558, $4, and $8,969 for

Class C, Class R, Class Y, Class R6, and Invesco Cash Reserve shares, respectively. The Trust has entered into a master administrative services agreement with Invesco

26 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the seven months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A., serves as custodian to the Fund. Prior to the Reorganization, the Acquired Fund paid administrative fees to OFI Global Asset Management, Inc.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. Prior to the Reorganization, the Acquired Fund paid transfer agent fees to OFI Global Asset Management, Inc. and Shareholder Services, Inc. For the seven months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class C, Class R, and Invesco Cash Reserve shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class C, Class R and Invesco Cash Reserve shares (collectively the "Plan"). The Fund, pursuant to the plans, pays ID compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R and Invesco Cash Reserve shares Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R and 0.15% of the average daily net assets of Invesco Cash Reserve shares. The fees are accrued daily and paid monthly. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Prior to the Reorganization, the Acquired Fund paid distribution fees to OppenheimerFunds Distributor, Inc. For the year ended February 29, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the seven months ended February 29, 2020, IDI advised the Fund that IDI imposed CDSC on redemptions by shareholders for Class C shares of $261.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

27 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued

Note 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2020, all of the securities in this Fund were valued based on Level 2 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 4 – Trustee and Officer Fees and Benefits

During the reporting period, the Fund's projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$22,615
Payments Made to Retired Trustees	—
Accumulated Liability as of February 29, 2020	142,646

Certain trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan(s), deferred amounts are treated as though equal dollar amounts had

28 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 5 – Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 6 – Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Seven Months Ended February 29, 2020 and the Fiscal Years Ended July 31, 2019 and July 31, 2018:

	February 29, 2020	July 31, 2019	July 31, 2018
Ordinary income	$11,941,686	$31,099,678	$15,250,432

Tax Components of Net Assets at Period-End:

2020

Undistributed ordinary income Temporary book/tax differences Shares of beneficial interest

Total net assets

$119,466

 (141,671)

  1,574,941,281

$        1,574,919,076

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be

29 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued

used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has no capital loss carryforward as of February 29, 2020.

Note 7 – Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on February 29, 2020, undistributed net investment income was increased by $3,627, undistributed net realized gain was decreased by $3,627. This reclassification had no effect on the net assets of the Fund.

Note 8 – Share Information

Transactions in shares of beneficial interest were as follows:

	Seven Months Ended		Year Ended July 31, 2019		Year Ended July 31, 2018
	February 29, 2020

	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Sold1	—	$—	—	$—	894,416,986	$894,416,986
Dividends
and/or
distributions
reinvested	—	—	—	—	14,355,299	14,355,299
Redeemed	—	—	—	—	(1,050,144,432)	(1,050,144,432)
Net decrease	—	$—	—	$—	(141,372,147)	$(141,372,147)

Class C2
Sold	5,008,613	$5,008,613	851,427	$851,427	—	$—
Dividends
and/or
distributions
reinvested	1,313	1,313	317	317	—	—
Automatic
Conversion
Class C	(4,880)	(4,880)	—	—	—	—
to Cash
Reserve
Redeemed	(3,188,969)	(3,188,969)	(354,685)	(354,685)	—	—
Net increase	1,816,077	$1,816,077	497,059	$497,059	—	$—

30 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

	Seven Months Ended		Year Ended July 31, 2019		Year Ended July 31, 2018
	February 29, 2020

	Shares	Amount	Shares	Amount	Shares	Amount
Class R2
Sold	1,843,940	$1,843,940	717,627	$717,627	—	$—
Dividends
and/or
distributions
reinvested	1,720	1,720	97	97	—	—
Redeemed	(928,620)	(928,620)	(535,601)	(535,601)	—	—
Net increase	917,040	$917,040	182,123	$182,123	—	$—

Class Y
Sold	224,046,864	$224,046,864	862,431,158	$862,431,159	58,650,411	$58,650,411
Dividends
and/or
distributions
reinvested	12,699,968	12,644,326	30,525,669	30,499,662	308,684	308,684
Redeemed1	(347,870,920)	(347,870,920)	(976,795,312)	(976,795,312)	(60,836,713)	(60,836,713)
Net decrease	(111,124,088)	$(111,179,730)	(83,838,485)	$(83,864,491)	(1,877,618)	$(1,877,618)

Class R62
Sold	—	$—	10,001	$10,001	—	$—
Dividends
and/or
distributions
reinvested	—	—	—	—	—	—
Redeemed	—	—	(1)	(1)	—	—
Net increase	—	$—	10,000	$10,000	—	$—

Invesco
Cash
Reserve
Shares2
Sold	19,448,381	$19,448,381	4,653,258	$4,653,258	—	$—
Automatic
Conversion
Class C
to Cash
Reserve	4,880	4,880	—	—	—	—
Dividends
and/or
distributions
reinvested	40,352	40,146	3,652	3,652	—	—
Redeemed	(9,904,659)	(9,904,659)	(1,371,880)	(1,371,880)	—	—
Net increase	9,588,954	$9,588,748	3,285,030	$3,285,030	—	$—

1.Effective as of the close of business May 24, 2019, all outstanding Class A shares were converted to Class Y shares.

2.Commencement date after the close of business on May 24, 2019.

31 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued

Note 9 - Subsequent Event

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

32 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Oppenheimer Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Oppenheimer Government Money Market Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 29, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Statement of Operations and Statement
of Changes in Net Assets	Financial Highlights
For the period from August 1, 2019 through	For the period from August 1, 2019 through
February 29, 2020 and the year ended July 31,	February 29, 2020 and the year ended July 31,
2019	2019 for Class Y
For the period from August 1, 2019 through
February 29, 2020 and the period from May 24,
2019 (inception of offering) through July 31,
2019 for Class C, Class R, Class R6 and Invesco
Cash Reserve Shares

The financial statements of Invesco Oppenheimer Government Money Market Fund (formerly known as Oppenheimer Government Money Market Fund) as of and for the year ended July 31, 2018 and the financial highlights for each of the periods ended on or prior to July 31, 2018 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated September 26, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial

33 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP Houston, Texas

April 15, 2020

We have served as the auditor of one or more investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

34 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

TAX INFORMATION Unaudited

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its seven months ended February 29, 2020:

Federal and State Income Tax

U.S. Treasury Obligations*11.94%

* The above percentage is based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

35 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

36 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited

The address of each trustee and officer is AIM Investment Securities Funds (Invesco Investment Securities Funds) (the "Trust"), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INTERESTED TRUSTEE

Martin L. Flanagan 1 — 1960	2007	Executive Director, Chief Executive Officer and	229	None
Trustee and Vice Chair		President, Invesco Ltd. (ultimate parent of
Invesco and a global investment management
firm); Trustee and Vice Chair, The Invesco
Funds; Vice Chair, Investment Company
Institute; and Member of Executive Board,
SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

1 Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

37 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES

Bruce L. Crockett – 1944	2003 Chairman, Crockett Technologies Associates
Trustee and Chair	(technology consulting company)
Formerly: Director, Captaris (unified
messaging provider); Director, President and
Chief Executive Officer, COMSAT Corporation;
Chairman, Board of Governors of INTELSAT
(international communications company); ACE
Limited (insurance company); Independent
Directors Council and Investment Company
Institute: Member of the Audit Committee,
Investment Company Institute; Member of
the Executive Committee and Chair of the
Governance Committee, Independent Directors
Council

229Director and

Chairman of the

Audit Committee,

ALPS (Attorneys

Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation

Committee, Ferroglobe

PLC (metallurgical

company)

David C. Arch – 1945	2010 Chairman of Blistex Inc. (consumer health	229	Board member of the
Trustee	care products manufacturer); Member, World		Illinois Manufacturers'
	Presidents' Organization		Association

Beth Ann Brown – 1968	2019 Independent Consultant	229	Director, Board of
Trustee	Formerly: Head of Intermediary Distribution,		Directors of Caron
Engineering Inc.;
	Managing Director, Strategic Relations,		Advisor, Board of
	Managing Director, Head of National		Advisors of Caron
	Accounts, Senior Vice President, National		Engineering Inc.;
	Account Manager and Senior Vice President,		President and
	Key Account Manager, Columbia Management		Director, of Acton
	Investment Advisers LLC; Vice President, Key		Shapleigh Youth
	Account Manager, Liberty Funds Distributor,		Conservation Corps
	Inc.; and Trustee of certain Oppenheimer		(non -profit); and
	Funds		President and Director
of Grahamtastic
Connection (non-
profit)
Jack M. Fields – 1952	2003 Chief Executive Officer, Twenty First Century
Trustee	Group, Inc. (government affairs company);
and Chairman, Discovery Learning Alliance
(non-profit)
Formerly: Owner and Chief Executive Officer,
Dos Angeles Ranch L.P. (cattle, hunting,
corporate entertainment); Director, Insperity,
Inc. (formerly known as Administaff) (human
resources provider); Chief Executive Officer,
Texana Timber LP (sustainable forestry
company); Director of Cross Timbers Quail
Research Ranch (non-profit); and member of
the U.S. House of Representatives

229Member, Board of Directors of Baylor

College of Medicine

38 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES (CONTINUED)

Cynthia Hostetler —1962	2017 Non-Executive Director and Trustee of a
Trustee	number of public and private business
corporations
Formerly: Director, Aberdeen Investment
Funds (4 portfolios); Head of Investment
Funds and Private Equity, Overseas Private
Investment Corporation; President, First
Manhattan Bancorporation, Inc.; Attorney,
Simpson Thacher & Bartlett LLP

229Vulcan Materials

Company

(construction materials

company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex);

Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

Eli Jones – 1961	2016 Professor and Dean, Mays Business School -	229	Insperity, Inc. (formerly
Trustee	Texas A&M University		known as Administaff)
	Formerly: Professor and Dean, Walton College		(human resources
			provider)
	of Business, University of Arkansas and E.J.
	Ourso College of Business, Louisiana State
	University; Director, Arvest Bank
Elizabeth Krentzman – 1959	2019 Formerly: Principal and Chief Regulatory
Trustee	Advisor for Asset Management Services and
U.S. Mutual Fund Leader of Deloitte & Touche
LLP; General Counsel of the Investment
Company Institute (trade association);
National Director of the Investment
Management Regulatory Consulting Practice,
Principal, Director and Senior Manager of
Deloitte & Touche LLP; Assistant Director of
the Division of Investment Management -
Office of Disclosure and Investment Adviser
Regulation of the U.S. Securities and Exchange
Commission and various positions with the
Division of Investment Management – Office
of Regulatory Policy of the U.S. Securities and
Exchange Commission; Associate at Ropes &
Gray LLP.; and Trustee of certain Oppenheimer
Funds

229Trustee of the

University of Florida

National Board

Foundation; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center

Association, Inc. Board

of Trustees and Audit

Committee Member

39 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES (CONTINUED)

Anthony J. LaCava, Jr. – 1956 2019	Formerly: Director and Member of the Audit
Trustee	Committee, Blue Hills Bank (publicly traded
financial institution) and Managing Partner,
KPMG LLP

229Blue Hills Bank;

Chairman of Bentley University; Member, Business School Advisory Council; and Nominating

Committee, KPMG LLP

Prema Mathai-Davis – 1950 2003 Retired229None

Trustee

Formerly; Co-Founder & Partner of

Quantalytics Research, LLC, (a FinTech

Investment Research Platform for the Self-

Directed Investor)

Joel W. Motley – 1952	2019 Director of Office of Finance, Federal Home
Trustee	Loan Bank System; Member of the Vestry
of Trinity Wall Street; Managing Director of
Carmona Motley Hoffman, Inc. (privately held
financial advisor); Member of the Council
on Foreign Relations and its Finance and
Budget Committee; Chairman Emeritus of
Board of Human Rights Watch and Member
of its Investment Committee; and Member
of Investment Committee and Board of
Historic Hudson Valley (non-profit cultural
organization).
Formerly: Managing Director of Public Capital
Advisors, LLC (privately held financial advisor);
Managing Director of Carmona Motley
Hoffman, Inc. (privately held financial advisor);
Trustee of certain Oppenheimer Funds; and
Director of Columbia Equity Financial Corp.
(privately held financial advisor)

229Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment

Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis

Reporting (non-profit

journalism)

Teresa M. Ressel — 1962	2017 Non-executive director and trustee of a
Trustee	number of public and private business
corporations
Formerly: Chief Financial Officer, Olayan
America, The Olayan Group (international
investor/commercial/industrial); Chief
Executive Officer, UBS Securities LLC; Group
Chief Operating Officer, Americas, UBS AG;
Assistant Secretary for Management & Budget
and CFO, US Department of the Treasury

229Atlantic Power

Corporation (power

generation company); ON Semiconductor Corp. (semiconductor supplier)

40 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES
(CONTINUED)

Ann Barnett Stern – 1957	2017	President and Chief Executive Officer, Houston	229	Federal Reserve Bank
Trustee		Endowment Inc. (private philanthropic		of Dallas
institution)
Formerly: Executive Vice President and
General Counsel, Texas Children's Hospital;
Attorney, Beck, Redden and Secrest, LLP;
Business Law Instructor, University of St.
Thomas; Attorney, Andrews & Kurth LLP

Robert C. Troccoli – 1949	2016	Retired	229	None
Trustee		Formerly: Adjunct Professor, University of

Denver – Daniels College of Business, Senior
Partner, KPMG LLP
Daniel S. Vandivort –1954	2019 Treasurer, Chairman of the Audit and Finance
Trustee	Committee, and Trustee, Board of Trustees,
Huntington Disease Foundation of America;
and President, Flyway Advisory Services LLC
(consulting and property management).
Formerly: Trustee and Governance Chair, of
certain Oppenheimer Funds

229Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds

James D. Vaughn – 1945	2019 Retired
Trustee	Formerly: Managing Partner, Deloitte & Touche

LLP; Trustee and Chairman of the Audit
Committee, Schroder Funds; Board Member,
Mile High United Way, Boys and Girls Clubs,
Boy Scouts, Colorado Business Committee
for the Arts, Economic Club of Colorado
and Metro Denver Network (economic
development corporation); and Trustee of
certain Oppenheimer Funds

229Board member

and Chairman of Audit Committee

of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)

Christopher L. Wilson –	2017 Retired
1957	Formerly: Director, TD Asset Management USA
Trustee, Vice Chair and Chair
Designate	Inc. (mutual fund complex) (22 portfolios);
Managing Partner, CT2, LLC (investing and
consulting firm); President/Chief Executive
Officer, Columbia Funds, Bank of America
Corporation; President/Chief Executive Officer,
CDC IXIS Asset Management Services, Inc.;

229ISO New England,

Inc. (non-profit

organization

managing regional electricity market)

41 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years

Since

INDEPENDENT TRUSTEES
(CONTINUED)

Christopher L. Wilson		Principal & Director of Operations, Scudder
Continued		Funds, Scudder, Stevens & Clark, Inc.; Assistant
Vice President, Fidelity Investments

42 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OFFICERS

Sheri Morris — 1964	2003	Head of Global Fund Services, Invesco Ltd.;	N/A	N/A
President, Principal Executive		President, Principal Executive Officer and
Officer and Treasurer		Treasurer, The Invesco Funds; Vice President,
Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); and Vice President,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust, and Vice
President, OppenheimerFunds, Inc.
Formerly: Vice President and Principal
Financial Officer, The Invesco Funds; Vice
President, Invesco AIM Advisers, Inc., Invesco
AIM Capital Management, Inc. and Invesco
AIM Private Asset Management, Inc.; Assistant
Vice President and Assistant Treasurer, The
Invesco Funds and Assistant Vice President,
Invesco Advisers, Inc., Invesco AIM Capital
Management, Inc. and Invesco AIM Private
Asset Management, Inc.; and Treasurer,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust and Invesco
Actively Managed Exchange-Traded Fund Trust

Russell C. Burk — 1958	2005	Senior Vice President and Senior Officer, The	N/A	N/A
Senior Vice President and		Invesco Funds
Senior Officer

Jeffrey H. Kupor – 1968	2018	Head of Legal of the Americas, Invesco	N/A	N/A
Senior Vice President, Chief		Ltd.; Senior Vice President and Secretary,
Legal Officer and Secretary		Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); Senior Vice President
and Secretary, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Vice President and Secretary, Invesco
Investment Services, Inc. (formerly known
as Invesco AIM Investment Services, Inc.)
Senior Vice President, Chief Legal Officer and
Secretary, The Invesco Funds; Secretary and
General Counsel, Invesco Investment Advisers
LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel,
Invesco Capital Markets, Inc. (formerly known
as Van Kampen Funds Inc.) and Chief Legal

43 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OFFICERS (CONTINUED)

Jeffrey H. Kupor (Continued)		Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-
Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust;
Secretary, Invesco Indexing LLC; Secretary, W.L.
Ross & Co., LLC
Formerly: Secretary and Vice President,
Jemstep, Inc.; Head of Legal, Worldwide
Institutional, Invesco Ltd.; Secretary and
General Counsel, INVESCO Private Capital
Investments, Inc.; Senior Vice President,
Secretary and General Counsel, Invesco
Management Group, Inc. (formerly known
as Invesco AIM Management Group,
Inc.); Assistant Secretary, INVESCO Asset
Management (Bermuda) Ltd.; Secretary and
General Counsel, Invesco Private Capital, Inc.;
Assistant Secretary and General Counsel,
INVESCO Realty, Inc.; Secretary and General
Counsel, Invesco Senior Secured Management,
Inc.; and Secretary, Sovereign G./P. Holdings
Inc.

Andrew R. Schlossberg –	2019	Head of the Americas and Senior Managing	N/A	N/A
1974		Director, Invesco Ltd.; Director and Senior
Senior Vice President		Vice President, Invesco Advisers, Inc. (formerly
known as Invesco Institutional (N.A.), Inc.)
(registered investment adviser); Director and
Chairman, Invesco Investment Services, Inc.
(formerly known as Invesco AIM Investment
Services, Inc.) (registered transfer agent);
Senior Vice President, The Invesco Funds;
Director, Invesco Investment Advisers LLC
(formerly known as Van Kampen Asset
Management); Director, President and
Chairman, Invesco Insurance Agency, Inc.
Formerly: Director, Invesco UK Limited;
Director and Chief Executive, Invesco Asset
Management Limited and Invesco Fund
Managers Limited; Assistant Vice President,
The Invesco Funds; Senior Vice President,
Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); Director and Chief
Executive, Invesco Administration Services

44 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OFFICERS (CONTINUED)

Andrew R. Schlossberg		Limited and Invesco Global Investment
(Continued)		Funds Limited; Director, Invesco Distributors,
Inc.; Head of EMEA, Invesco Ltd.; President,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II and Invesco
India Exchange-Traded Fund Trust; Managing
Director and Principal Executive Officer,
Invesco Capital Management LLC

John M. Zerr — 1962	2006	Chief Operating Officer of the Americas;	N/A	N/A
Senior Vice President		Senior Vice President, Invesco Advisers, Inc.
(formerly known as Invesco Institutional
(N.A.), Inc.) (registered investment adviser);
Senior Vice President, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Director and Vice President, Invesco
Investment Services, Inc. (formerly known as
Invesco AIM Investment Services, Inc.) Senior
Vice President, The Invesco Funds; Managing
Director, Invesco Capital Management LLC;
Director, Invesco Investment Advisers LLC
(formerly known as Van Kampen Asset
Management); Senior Vice President, Invesco
Capital Markets, Inc. (formerly known as
Van Kampen Funds Inc.); Manager, Invesco
Indexing LLC; Manager, Invesco Specialized
Products, LLC; Director and Senior Vice
President, Invesco Insurance Agency, Inc.;
Member, Invesco Canada Funds Advisory
Board; Director, President and Chief Executive
Officer, Invesco Corporate Class Inc. (corporate
mutual fund company); and Director,
Chairman, President and Chief Executive
Officer, Invesco Canada Ltd. (formerly known
as Invesco Trimark Ltd./Invesco Trimark Ltèe)
(registered investment adviser and registered
transfer agent)
Formerly: Director and Senior Vice President,
Invesco Management Group, Inc. (formerly
known as Invesco AIM Management Group,
Inc.); Secretary and General Counsel, Invesco
Management Group, Inc. (formerly known
as Invesco AIM Management Group, Inc.);
Secretary, Invesco Investment Services, Inc.
(formerly known as Invesco AIM Investment
Services, Inc.); Chief Legal Officer and

45 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OFFICERS (CONTINUED)

John M. Zerr (Continued)		Secretary, The Invesco Funds; Secretary and
General Counsel, Invesco Investment Advisers
LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel,
Invesco Capital Markets, Inc. (formerly known
as Van Kampen Funds Inc.); Chief Legal
Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-
Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust;
Secretary, Invesco Indexing LLC; Director,
Secretary, General Counsel and Senior Vice
President, Van Kampen Exchange Corp.;
Director, Vice President and Secretary, IVZ
Distributors, Inc. (formerly known as INVESCO
Distributors, Inc.); Director and Vice President,
INVESCO Funds Group, Inc.; Director and Vice
President, Van Kampen Advisors Inc.; Director,
Vice President, Secretary and General Counsel,
Van Kampen Investor Services Inc.; Director
and Secretary, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Director, Senior Vice President, General
Counsel and Secretary, Invesco AIM Advisers,
Inc. and Van Kampen Investments Inc.;
Director, Vice President and Secretary, Fund
Management Company; Director, Senior Vice
President, Secretary, General Counsel and Vice
President, Invesco AIM Capital Management,
Inc.; Chief Operating Officer and General
Counsel, Liberty Ridge Capital, Inc. (an
investment adviser)

Gregory G. McGreevey - 1962	2012	Senior Managing Director, Invesco Ltd.;	N/A	N/A
Senior Vice President		Director, Chairman, President, and Chief
Executive Officer, Invesco Advisers, Inc.
(formerly known as Invesco Institutional
(N.A.), Inc.) (registered investment adviser);
Director, Invesco Mortgage Capital, Inc. and
Invesco Senior Secured Management, Inc.;
and Senior Vice President, The Invesco Funds;
and President, SNW Asset Management
Corporation and Invesco Managed Accounts,
LLC
Formerly: Senior Vice President, Invesco

46 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OFFICERS (CONTINUED)

Gregory G. McGreevey		Management Group, Inc. and Invesco Advisers,
(Continued)		Inc.; Assistant Vice President, The Invesco
Funds

Kelli Gallegos – 1970	2008	Principal Financial and Accounting Officer	N/A	N/A
Vice President, Principal		– Investments Pool, Invesco Specialized
Financial Officer and Assistant		Products, LLC; Vice President, Principal
Treasurer		Financial Officer and Assistant Treasurer,
The Invesco Funds; Principal Financial and
Accounting Officer – Pooled Investments,
Invesco Capital Management LLC; Vice
President and Treasurer, Invesco Exchange-
Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund
Trust and Invesco Exchange-Traded Self-
Indexed Fund Trust; Vice President, Invesco
Advisers, Inc.
Formerly: Assistant Treasurer, Invesco
Specialized Products, LLC; Assistant Treasurer,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust; Assistant
Treasurer, Invesco Capital Management LLC;
Assistant Vice President, The Invesco Funds

Crissie M. Wisdom – 1969	2013	Anti-Money Laundering and OFAC Compliance	N/A	N/A
Anti-Money Laundering		Officer for Invesco U.S. entities including;
Compliance Officer		Invesco Advisers, Inc. and its affiliates, Invesco
Capital Markets, Inc., Invesco Distributors, Inc.,
Invesco Investment Services, Inc., The Invesco
Funds, Invesco Capital Management, LLC,
Invesco Trust Company; and Fraud Prevention
Manager for Invesco Investment Services, Inc.

Robert R. Leveille – 1969	2016	Chief Compliance Officer, Invesco Advisers,	N/A	N/A
Chief Compliance Officer		Inc. (registered investment adviser); and Chief
Compliance Officer, The Invesco Funds
Formerly: Chief Compliance Officer, Putnam
Investments and the Putnam Funds

47 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited / Continued

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's Statement of Additional Information for information on the Fund's sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza,	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers
Suite 1000	1555 Peachtree Street, N.E.	11 Greenway Plaza,	LLP
Houston, TX 77046-1173	Atlanta, GA 30309	Suite 1000	1000 Louisiana Street,
		Houston, TX	Suite 5800
		77046-1173	Houston, TX 77002-5021
Counsel to the Fund	Counsel to the	Transfer Agent	Custodian
Stradley Ronon Stevens & Young,	Independent Trustees	Invesco Investment	Citibank, N.A.
LLP	Goodwin Procter LLP	Services, Inc.	111 Wall Street
2005 Market Street,	901 New York Avenue, N.W.	11 Greenway Plaza,	New York, NY 10005
Suite 2600	Washington, D.C. 20001	Suite 1000
Philadelphia, PA 19103-7018		Houston, TX
77046-1173

48 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

49 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

INVESCO'S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

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Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

50 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

51 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

INVESCO'S PRIVACY NOTICE Continued

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

52 INVESCO OPPENHEIMER GOVERNMENT MONEY MARKET FUND

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Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-GMKT-AR-1 04272020

Annual Report 2/29/2020

Annual Report 1/31/2020

Invesco

Oppenheimer

Master Inflation

Protected Securities

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was

Oppenheimer Master Inflation Protected Securities Fund, LLC. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Table of Contents
Fund Performance Discussion	5
Top Holdings and Allocations	7
Fund Expenses	8
Schedule of Investments	12
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	34
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments	36
Trustees and Officers	37
Invesco's Privacy Notice	49
AVERAGE ANNUAL TOTAL RETURNS AT 2/29/20

	Invesco Oppenheimer Master	Bloomberg Barclays
		U.S. Treasury Inflation
	Inflation Protected Securities	Protected Securities
	Fund – Class R6
		(TIPS) Index

1-Year	10.07%	10.76%
5-Year	2.52	2.94
Since Inception (6/2/10)	3.00	3.53
AVERAGE ANNUAL TOTAL RETURNS AT 1/31/20

	Invesco Oppenheimer Master	Bloomberg Barclays
	Inflation Protected Securities	U.S. Treasury Inflation
	Fund – Class R6	Protected Securities
		(TIPS) Index

1-Year	8.81%	9.23%
5-Year	2.04	2.41
Since Inception (6/2/10)	2.92	3.41

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a

3INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

gain or a loss when you sell shares. Fund returns include changes in share price and reinvested distributions. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual's investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Investors should ask their advisors for a prospectus/ summary prospectus.

The Fund's performance is compared to the performance of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, which includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $25 million or more of outstanding face value. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund's performance, and does not predict or depict performance of the Fund. The Fund's performance reflects the effects of the Fund's business and operating expenses.

The views in the Fund Performance Discussion represent the opinions of this Fund's portfolio manager(s) and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on January 31, 2020 and for the one month period ended February 29, 2020 and are subject to change based on subsequent developments. The Fund's portfolio and strategies are subject to change.

Shares of Invesco Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

4INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Fund Performance Discussion

The Fund returned 8.81% over the one-year period ended January 31, 2020, compared to its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities ("TIPS") Index (the "Index"), which returned 9.23% during the same period. The Fund's underperformance relative to the Index was largely the result of fees, as Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes.

The Fund invests primarily in TIPS, which consisted of roughly 88% of the Fund's investments at period end. The performance of TIPS is closely correlated to the expected U.S. inflation rates and movements in U.S treasury interest rates. For the 12 months ended January 31, 2020, the Consumer Price Index ("CPI") annual inflation rate was 2.5% before seasonal adjustment, according to data from the Bureau of Labor Statistics, and the U.S. 10-year yield decreased by 112bps. As such, TIPS produced strong positive results this period.

The Fund had exposure to out-of-Index positions, which contributed positively to performance versus the Index this reporting period. Namely, our exposure to asset-backed securities ("ABS") benefited the Fund. Conversely, our Treasury futures overlay used to help manage the real-beta-adjusted durations of TIPS, detracted from absolute performance during the reporting period.

During the one-month period ended February 29, 2020, the Fund returned 0.98% compared to the Index which returned 1.38%. Throughout this period, market volatility increased as investors feared the spread of COVID-19 would lead to a global economic slowdown. This uncertainty in the market drove investors to 'safe-haven' US Treasury securities causing yields across maturities to decline. Against this backdrop, the Fund's out of benchmark allocation to ABS, which have less sensitivity to interest rates, underperformed.

Portfolio Managers: James Ong, Ken Hill

5INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS AT FEBRUARY 29, 2020 IN:

Invesco Oppenheimer Master Inflation Protected Securities Fund

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

$15,000

10,000

5,000

$14,016 $13,340

0
	|	|	|	|	|	|	|	|	|	|	|
6/2/10		2/28/11	2/29/12	2/28/13	2/28/14	2/28/15	2/29/16	2/28/17	2/28/18	2/28/19	2/29/20

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS AT JANUARY 31, 2020 IN:

Invesco Oppenheimer Master Inflation Protected Securities Fund

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

$15,000

10,000

5,000

$13,825 $13,210

0	|	|	|	|	|	|	|	|	|	|	|
6/2/10		1/31/11	1/31/12	1/31/13	1/31/14	1/31/15	1/31/16	1/31/17	1/31/18	1/31/19	1/31/20

6INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Top Holdings and Allocations

PORTFOLIO ALLOCATION – 2/29/20

U.S. Government Obligations	87.7%
Investment Companies	9.8
Asset-Backed Securities	2.3
Mortgage-Backed Obligations	0.2

PORTFOLIO ALLOCATION – 1/31/20

U.S. Government Obligations	87.6%
Investment Companies	9.8
Asset-Backed Securities	2.4
Mortgage-Backed Obligations	0.2

Holdings and allocations are subject to change and are not buy/sell recommendation. Percentages are as of February 29, 2020, and are based on the total market value of investments.

Holdings and allocations are subject to change and are not buy/sell recommendation. Percentages are as of January 31, 2020, and are based on the total market value of investments.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus.

7INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended February 29, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2019	February 29, 2020	February 29, 2020
Class R6	$ 1,000.00	$ 1,026.20	$2.32
Hypothetical
(5% return before expenses)
Class R6	1,000.00	1,022.58	2.32

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the

6-month period ended February 29, 2020 is as follows:

Class	Expense Ratio

Class R6	0.46%

The expense ratio reflects voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" table in the Fund's financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended January 31, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2019	January 31, 2020	January 31, 2020
Class R6	$ 1,000.00	$ 1,039.30	$2.42
Hypothetical
(5% return before expenses)
Class R6	1,000.00	1,022.84	2.40

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the

6-month period ended January 31, 2020 is as follows:

Class	Expense Ratio

Class R6	0.47%

The expense ratio reflects voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" table in the Fund's financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

11 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

SCHEDULE OF INVESTMENTS February 29, 2020

	Principal Amount	Value
Asset-Backed Securities—2.4%
AmeriCredit Automobile Receivables Trust:
Series 2016-2, Cl. D, 3.65%, 5/9/22	$400,000	$405,131
Series 2016-3, Cl. D, 2.71%, 9/8/22	93,000	93,960
Series 2016-4, Cl. D, 2.74%, 12/8/22	400,000	406,491
Series 2017-1, Cl. D, 3.13%, 1/18/23	200,000	204,688
DT Auto Owner Trust, Series 2016-2A, Cl. D, 5.43%,
11/15/221	166,591	166,873
Santander Drive Auto Receivables Trust, Series 2015-4, Cl. D,
3.53%, 8/16/21	139,263	139,402
Total Asset-Backed Securities (Cost $1,399,600)		1,416,545

Mortgage-Backed Obligations—0.2%
Federal Home Loan Mortgage Corp., Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates,
Series 2716, Cl. UN, 4.50%, 12/15/23	14,484	15,013
Federal Home Loan Mortgage Corp., Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security, Series 3031, Cl.
BI, 29.622%, 8/15/352	14,919	3,797
Federal National Mortgage Assn., Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates, Series 2008-24,
Cl. DY, 5.00%, 4/25/23	18	18
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2005-87, Cl. SE, 12.001%, 10/25/352	149,674	26,200
Series 2005-93, Cl. SI, 10.778%, 10/25/352	159,591	31,873
Series 2007-88, Cl. XI, 0.00%, 6/25/372,3	124,816	26,114
Series 2011-96, Cl. SA, 11.196%, 10/25/412	110,405	23,018
Total Mortgage-Backed Obligations (Cost $95,277)		126,033

U.S. Government Obligations—87.5%
United States Treasury Inflation-Protected Securities:
0.125%, 7/15/224	6,034,284	6,116,741
0.375%, 1/15/274	6,574,346	6,878,540
0.625%, 4/15/23-2/15/434	17,101,427	17,923,125
0.875%, 2/15/474	723,894	865,131
1.00%, 2/15/46-2/15/484	2,995,999	3,676,091
1.375%, 2/15/444	2,128,037	2,757,333
2.50%, 1/15/294	6,816,346	8,496,015
3.625%, 4/15/284	4,655,213	6,121,993
Total U.S. Government Obligations (Cost $48,209,804)		52,834,969
	Shares
Investment Company—9.7%
Invesco Government & Agency Portfolio, Institutional Class, 1.50%5 (Cost
$5,887,045)	5,887,045	5,887,045
Total Investments, at Value (Cost $55,591,726)	99.8%	60,264,592
Net Other Assets (Liabilities)	0.2	139,337
Net Assets	100.0%	$60,403,929

12	INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Footnotes to Schedule of Investments

1.Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $166,873, which represented 0.28% of the Fund's Net Assets.

2.Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $111,002 or 0.18% of the Fund's net assets at period end.

3.Interest rate is less than 0.0005%.

4.Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

5.The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the

7-day SEC standardized yield as of February 29, 2020.

Futures Contracts as of February 29, 2020
						Unrealized
		Expiration	NumberNotional Amount			Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
United States
Treasury Long
Bonds	Buy	6/19/20	3	USD 512	$510,750	$(850)
United States
Treasury Nts., 2 yr.	Buy	6/30/20	5	USD 1,092	1,091,641	(10)
United States
Treasury Nts., 5 yr.	Buy	6/30/20	65	USD 7,895	7,978,750	83,658
United States Ultra
Bonds	Sell	6/19/20	11	USD 2,213	2,282,500	(69,118)
United States Ultra
Bonds, 10 yr.	Buy	6/19/20	3	USD 442	450,656	8,431
						$22,111

See accompanying Notes to Financial Statements.

13 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

SCHEDULE OF INVESTMENTS January 31, 2020

	Principal Amount	Value
Asset-Backed Securities—2.4%
AmeriCredit Automobile Receivables Trust:
Series 2016-2, Cl. D, 3.65%, 5/9/22	$400,000	$404,149
Series 2016-3, Cl. D, 2.71%, 9/8/22	93,000	93,730
Series 2016-4, Cl. D, 2.74%, 12/8/22	400,000	404,310
Series 2017-1, Cl. D, 3.13%, 1/18/23	200,000	203,442
DT Auto Owner Trust, Series 2016-2A, Cl. D, 5.43%,
11/15/221	179,733	180,420
Santander Drive Auto Receivables Trust, Series 2015-4, Cl. D,
3.53%, 8/16/21	162,754	162,869
Total Asset-Backed Securities (Cost $1,436,287)		1,448,920

Mortgage-Backed Obligations—0.2%
Federal Home Loan Mortgage Corp., Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates,
Series 2716, Cl. UN, 4.50%, 12/15/23	15,058	15,518
Federal Home Loan Mortgage Corp., Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security, Series 3031, Cl.
BI, 29.085%, 8/15/352	15,000	3,542
Federal National Mortgage Assn., Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates, Series 2008-24,
Cl. DY, 5.00%, 4/25/23	31	31
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2005-87, Cl. SE, 11.568%, 10/25/352	152,383	24,358
Series 2005-93, Cl. SI, 10.134%, 10/25/352	161,234	29,469
Series 2007-88, Cl. XI, 0.00%, 6/25/372,3	125,192	24,668
Series 2011-96, Cl. SA, 11.072%, 10/25/412	112,572	21,878
Total Mortgage-Backed Obligations (Cost $97,500)		119,464

U.S. Government Obligations—87.4%
United States Treasury Inflation-Protected Securities:
0.125%, 7/15/224	6,039,792	6,091,840
0.375%, 1/15/274	6,580,340	6,830,188
0.625%, 4/15/23-2/15/434	17,116,975	17,762,665
0.875%, 2/15/474	724,554	839,688
1.00%, 2/15/46-2/15/484	2,998,732	3,569,864
1.375%, 2/15/444	2,129,987	2,682,851
2.50%, 1/15/294	6,822,553	8,431,625
3.625%, 4/15/284	4,659,462	6,085,924
Total U.S. Government Obligations (Cost $48,266,075)		52,294,645
	Shares
Investment Company—9.8%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%5 (Cost
$5,841,133)	5,841,133	5,841,133
Total Investments, at Value (Cost $55,640,995)	99.8%	59,704,162
Net Other Assets (Liabilities)	0.2	107,439
Net Assets	100.0%	$59,811,601

14	INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Footnotes to Schedule of Investments

1.Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $180,420, which represented 0.30% of the Fund's Net Assets.

2.Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $103,915 or 0.17% of the Fund's net assets at period end.

3.Interest rate is less than 0.0005%.

4.Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

5.The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the

7-day SEC standardized yield as of January 31, 2020.

Futures Contracts as of January 31, 2020
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date of Contracts		(000's)	Value	(Depreciation)
United States
Treasury Long
Bonds	Sell	3/20/20	4	USD 639	$654,125$	(15,009)

See accompanying Notes to Financial Statements.

15 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

	February 29, 2020	January 31, 2020
Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $49,704,681 and $49,799,862)	$54,377,547	$53,863,029
Affiliated companies (cost $5,887,045 and $5,841,133)	5,887,045	5,841,133
	60,264,592	59,704,162
Cash	28,878	—
Receivables and other assets:
Interest and dividends	124,389	123,430
Variation margin receivable - futures contracts	41,544	29,500
Other	48,470	42,804
Total assets	60,507,873	59,899,896

Liabilities
Amount due to custodian	—	11,422
Payables and other liabilities:
Legal, auditing and other professional fees	67,583	41,511
Trustees' compensation	22,975	22,147
Shareholder communications	5,518	4,570
Transfer and shareholder servicing agent fees	2,651	2,655
Advisory fees	1,267	637
Administration fees	50	15
Other	3,900	5,338
Total liabilities	103,944	88,295

Net Assets	$60,403,929	$59,811,601

Composition of Net Assets
Shares of beneficial interest	$35,796,667	$35,796,667
Total distributable earnings	24,607,262	24,014,934
Net Assets	$60,403,929	$59,811,601

Net Asset Value Per Share
Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets and shares of beneficial interest outstanding of $60,403,929 and 4,528,427 at February 29, 2020 and $59,811,601 and 4,528,427
at January 31, 2020)	$13.34	$13.21

See accompanying Notes to Financial Statements.

16 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

STATEMENT

OF OPERATIONS

	One Month Ended	Year Ended
	February 29, 2020	January 31, 2020
Investment Income
Interest	$15,833	$2,200,686
Dividends:
Affiliated companies	5,929	21,725
Total investment income	21,762	2,222,411

Expenses
Advisory fees	18,196	327,751
Administration fees	718	7,555
Transfer and shareholder servicing agent fees-Class R6	—	4,182
Shareholder communications-Class R6	948	10,909
Legal, auditing and other professional fees	27,759	49,007
Custodian fees and expenses	9,788	448
Trustees' compensation	1,225	13,764
Other	2,776	13,469
Total expenses	61,410	427,085
Less waivers and reimbursements of expenses	(39,651)	(30,326)
Net expenses	21,759	396,759

Net Investment Income	3	1,825,652

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(24,367)	1,004,193
Futures contracts	(30,124)	42,214
Net realized gain (loss)	(54,491)	1,046,407
Net change in unrealized appreciation/(depreciation) on:
Investment transactions	609,699	4,346,615
Futures contracts	37,120	(7,636)
Net change in unrealized appreciation/(depreciation)	646,819	4,338,979

Net Increase in Net Assets Resulting from Operations	$592,331	$7,211,038
See accompanying Notes to Financial Statements.

17 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	One Month Ended	Year Ended	Year Ended
	February 29, 2020	January 31, 2020	January 31, 2019
Operations
Net investment income	$3	$1,825,652	$3,587,550

Net realized gain (loss)	(54,491)	1,046,407	(2,940,623)

Net change in unrealized appreciation/(depreciation)	646,819	4,338,979	(921,993)
Net increase (decrease) in net assets resulting from
operations	592,331	7,211,038	(275,066)

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable
earnings:
Class R6	(3)	—	—
Total distributions from distributable earnings
	(3)	—	—

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial
interest transactions:
Proceeds from contributions	—	5,277,282	31,432,754
Payments for withdrawals	—	(48,594,411)	(84,406,431)
Total beneficial interest transactions
	—	(43,317,129)	(52,973,677)

Net Assets
Total increase (decrease)	592,328	(36,106,091)	(53,248,743)

Beginning of period	59,811,601	95,917,692	149,166,435
End of period
	$60,403,929	$59,811,601	$95,917,692

See accompanying Notes to Financial Statements.

18 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS

	One Month
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R6	February 29,	January 31,	January 31,	January 31,	January 31,	January 29,
	2020	2020	2019	2018	2017	20161
Per Share Operating Data
Net asset value, beginning of
period	$13.21	$12.14	$12.07	$11.95	$11.54	$11.94
Income (loss) from investment
operations:
Net investment income2	0.003	0.28	0.28	0.25	0.18	0.04
Net realized and unrealized
gain (loss)	0.13	0.79	(0.21)	(0.13)	0.23	(0.44)
Total from investment
operations	0.13	1.07	0.07	0.12	0.41	(0.40)
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	0.003	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$13.34	$13.21	$12.14	$12.07	$11.95	$11.54

Total Return, at Net Asset
Value4	0.98%	8.81%	0.58%	1.00%	3.55%	(3.35)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$60,404	$59,812	$95,918	$149,166	$161,141	$162,818
Average net assets (in
thousands)	$59,722	$83,736	$152,175	$155,551	$164,817	$164,921
Ratios to average net assets:5
Net investment income	0.00%6	2.18%	2.36%	2.07%	1.49%	0.35%
Total expenses7	1.30%	0.51%	0.47%	0.47%	0.47%	0.45%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.46%	0.47%	0.47%8	0.47%8	0.47%8	0.45%8
Portfolio turnover rate10	0%	21%	15%	8%9	8%9	16%9

19 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued

1.Represents the last business day of the Fund's reporting period.

2.Calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share.

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

5.Annualized for periods less than one full year.

6.Less than 0.005%.

7.Total expenses including indirect expenses from fund fees and expenses were as follows:

One Month Ended February 29, 2020	1.30%
Year Ended January 31, 2020	0.51%
Year Ended January 31, 2019	0.47%
Year Ended January 31, 2018	0.47%
Year Ended January 31, 2017	0.47%
Year Ended January 29, 2016	0.45%

8.Waiver was less than 0.005%.

9.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended January 31, 2018	$1,212,413	$2,411,937
Year Ended January 31, 2017	$14,790,857	$14,790,857
Year Ended January 29, 2016	$11,356,129	$10,126,100

10.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

20 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS February 29, 2020 and January 31, 2020

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Master Inflation Protected Securities Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Prior to the close of business on May 24, 2019, the Fund operated as Oppenheimer Master Inflation Protected Securities Fund, LLC (the "Acquired Fund" or "Predecessor Fund"). The Acquired Fund was reorganized after the close of business on May 24, 2019 (the "Reorganization Date") through the transfer of all of its assets and liabilities to the Fund (the "Reorganization").

Upon closing of the Reorganization, holders of the Acquired Fund's shares received the Class R6 shares of the Fund. Information for the Acquired Fund's shares prior to the Reorganization is included with Class R6 throughout this report.

Effective February 29, 2020, the Fund's fiscal year end changed from January 31 to the last day in February.

The Fund's investment objective is to seek total return.

Shares of the Fund are sold only to other investment companies. The Fund currently offers Class R6. Class R6 shares are sold at net asset value.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session

21 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies

22 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are

23 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Effective January 1, 2020, income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser. Prior to January 1, 2020, the Fund did not pay dividends or capital distributions.

The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made to shareholders prior to the Fund's fiscal year end may ultimately be categorized as a tax return of capital.

E. Federal Income Taxes - The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year. Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund's assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code ("RIC") to fail that qualification. The Fund has analyzed its tax positions for the one month ended February 29, 2020, and the fiscal year ended January 31, 2020, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund's financial statements.

F. Accounting Estimates - The financial statements are prepared on a basis in conformity

24 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation- Protected Securities ("TIPS"). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.

I. Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since

25 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

the exchange's clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J. Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund's performance. The Fund executes its dollar roll transactions in the to be announced ("TBA") market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund's fundamental investment limitation on senior securities and borrowings.

K. Concentration Risk - Focusing on one type of investment, inflation-indexed bonds, rather than a broad spectrum of investments, makes the Fund's share price particularly sensitive to market, economic and other events that may affect this investment type. The Fund's investment in inflation-indexed bonds may be speculative and subject to greater price volatility than other types of investments.

L. Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Fee Schedule*

Up to $1 billion	0.40%
Over $1 billion	0.35

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the one month ended February 29, 2020, the effective advisory fees incurred by the Fund was 0.38%. For the year ended January 31, 2020, the effective advisory fees incurred by the Fund was 0.39%.

From the beginning of the fiscal period until the date of the Reorganization, the Acquired

26 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Fund paid $118,809 in advisory fees to OFI Global Asset Management, Inc. based on the annual rates above of the Acquired Fund's average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

Effective on the Reorganization Date, the Adviser has contractually agreed, through at least May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class R6 shares to 0.47%, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/ or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the one month ended February 29, 2020, the Adviser waived advisory fees of $464 and reimbursed fund expenses $39,187. For the year ended January 31, 2020, the Adviser waived advisory fees of $1,070 and reimbursed fund expenses $29,256.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the one month ended February 29, 2020 and the year ended January 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A., serves as custodian to the Fund. Prior to the Reorganization, the Acquired Fund paid administrative fees to OFI Global Asset Management, Inc.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for

27 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. Prior to the Reorganization, the Acquired Fund paid transfer agent fees to OFI Global Asset Management, Inc. and Shareholder Services, Inc. For the year ended January 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following is a summary of the tiered valuation input levels, as of February 29, 2020.

28 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

						Level 3—
		Level 1—		Level 2—		Significant
		Unadjusted		Other Significant		Unobservable
		Quoted Prices		Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$	— $		1,416,545	$	— $	1,416,545
Mortgage-Backed Obligations		—		126,033		—	126,033
U.S. Government Obligations		—		52,834,969		—	52,834,969
Investment Company		5,887,045		—		—	5,887,045
Total Investments, at Value		5,887,045		54,377,547		—	60,264,592
Other Financial Instruments:
Futures contracts		92,089		—		—	92,089
Total Assets		$5,979,134		$54,377,547	$	— $	60,356,681
Liabilities Table
Other Financial Instruments:
Futures contracts		$(69,978)	$	— $		— $	(69,978)
Total Liabilities		$(69,978)	$	— $		— $	(69,978)

The following is a summary of the tiered valuation input levels, as of January 31, 2020.

						Level 3—
		Level 1—		Level 2—		Significant
		Unadjusted		Other Significant		Unobservable
		Quoted Prices		Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$	— $		1,448,920	$	— $	1,448,920
Mortgage-Backed Obligations		—		119,464		—	119,464
U.S. Government Obligations		—		52,294,645		—	52,294,645
Investment Company		5,841,133		—		—	5,841,133
Total Assets		$5,841,133		$53,863,029	$	— $	59,704,162
Liabilities Table
Other Financial Instruments:
Futures contracts		$(15,009)	$	— $		— $	(15,009)
Total Liabilities		$(15,009)	$	— $		— $	(15,009)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 4 - Derivative Instruments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the

29 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

governing law of the ISDA Master Agreement, among other factors. For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Instruments at February 29, 2020

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

Asset Derivatives		Liability Derivatives
Statement of Assets		Statement of Assets
and Liabilities Location	Value	and Liabilities Location	Value
Interest rate contracts Futures contracts	$92,089*	Futures contracts	$69,978*
Derivative Assets/
Liabilities not subject
to master netting
agreements			$(69,978)
Total Derivative
Assets/Liabilities not
subject to master
netting agreements			$—

*Includes only the current day's variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

Effect of Derivative Investments for the One Month Ended February 29, 2020

The tables below summarize the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives
Not Accounted
for as Hedging		Futures
Instruments		contracts
Interest rate contracts		$(30,124)
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives
Not Accounted
for as Hedging		Futures
Instruments		contracts
Interest rate contracts		$37,120

The table below summarizes the year ended average notional value of futures contracts during the period.

30 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Futures contracts

Average notional

amount$ 12,153,590 Average contracts

Value of Derivative Instruments at January 31, 2020

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of January 31, 2020:

Asset Derivatives		Liability Derivatives
Statement of Assets		Statement of Assets
and Liabilities Location	Value	and Liabilities Location	Value
Interest rate contracts Futures contracts	$—	Futures contracts	$15,009*
Derivative Assets/
Liabilities not subject
to master netting
agreements			$(15,009)
Total Derivative
Assets/Liabilities not
subject to master
netting agreements			$—

*Includes only the current day's variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

Effect of Derivative Investments for the Year Ended January 31, 2020

The tables below summarize the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives
Not Accounted
for as Hedging		Futures
Instruments		contracts
Interest rate contracts		$42,214
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives
Not Accounted
for as Hedging		Futures
Instruments		contracts
Interest rate contracts		$(7,636)

The table below summarizes the year ended average notional value of futures contracts during the period.

31 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Continued

Futures contracts

Average notional

amount$ 4,165,219 Average contracts

Note 5 - Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 6 - Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A. the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the one month ended February 29,2020 was $0 and $37,363 and year ended January 31, 2020 was $0 and $764,212, respectively. For the one month ended February 29, 2020 and for the year ended January 31, 2020, purchases and sales of U.S. Treasury obligations were $0 and $17,062,094 and $0 and $63,998,766, respectively.

32 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Note 8 - Share Information

Transactions in shares of beneficial interest were as follows:

	One Month Ended		Year Ended January 31,		Year Ended January 31,
	February 29, 20201			20201		2019
	Shares	Amount	Shares	Amount	Shares	Amount
Class R6	—
Contributions		$—	436,154	$5,277,282	2,621,590	$31,432,754
Withdrawals	—	—	(3,808,171)	(48,594,411)	(7,082,541)	(84,406,431)
Net increase	—	$—	(3,372,017)	$(43,317,129)	(4,460,951)	$(52,973,677)
(decrease)

1.100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Note 9 - Subsequent Event

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

33 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Shareholders of Invesco Oppenheimer Master Inflation Protected Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Oppenheimer Master Inflation Protected Securities Fund (one of the funds constituting AIM Investment Securities Funds (Invesco Investment Securities Funds), referred to hereafter as the "Fund") as of February 29, 2020 and January 31, 2020, the related statements of operations and the statements of changes in net assets for the period from February 1, 2020 to February 29, 2020 and the year ended January 31, 2020, including the related notes, and the financial highlights for each of the periods ended February 29, 2020 and January 31, 2020 (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020 and January 31, 2020, the results of its operations and changes in its net assets for the period from February 1, 2020 to February 29, 2020 and for the year ended January 31, 2020 and the financial highlights for each of the periods ended February 29, 2020 and January 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of Invesco Oppenheimer Master Inflation Protected Securities Fund (formerly known as Oppenheimer Master Inflation Protected Securities Fund, LLC) as of and for the year ended January

31, 2019 and the financial highlights for each of the periods ended on or prior to January 31, 2019 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated March 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 and January 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP Houston, Texas

April 15, 2020

34 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

35 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

36 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

TRUSTEES AND OFFICERS

The address of each trustee and officer is AIM Investment Securities Funds (Invesco Investment Securities Funds) (the "Trust"), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INTERESTED TRUSTEE

Martin L. Flanagan 1 — 1960	2007	Executive Director, Chief Executive Officer and	229	None
Trustee and Vice Chair		President, Invesco Ltd. (ultimate parent of
Invesco and a global investment management
firm); Trustee and Vice Chair, The Invesco
Funds; Vice Chair, Investment Company
Institute; and Member of Executive Board,
SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

1 Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

37 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES

Bruce L. Crockett – 1944	2003 Chairman, Crockett Technologies Associates
Trustee and Chair	(technology consulting company)
Formerly: Director, Captaris (unified
messaging provider); Director, President and
Chief Executive Officer, COMSAT Corporation;
Chairman, Board of Governors of INTELSAT
(international communications company); ACE
Limited (insurance company); Independent
Directors Council and Investment Company
Institute: Member of the Audit Committee,
Investment Company Institute; Member of
the Executive Committee and Chair of the
Governance Committee, Independent Directors
Council

229Director and

Chairman of the

Audit Committee,

ALPS (Attorneys

Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation

Committee, Ferroglobe

PLC (metallurgical

company)

David C. Arch – 1945	2010 Chairman of Blistex Inc. (consumer health	229	Board member of the
Trustee	care products manufacturer); Member, World		Illinois Manufacturers'
	Presidents' Organization		Association

Beth Ann Brown – 1968	2019 Independent Consultant	229	Director, Board of
Trustee	Formerly: Head of Intermediary Distribution,		Directors of Caron
Engineering Inc.;
	Managing Director, Strategic Relations,		Advisor, Board of
	Managing Director, Head of National		Advisors of Caron
	Accounts, Senior Vice President, National		Engineering Inc.;
	Account Manager and Senior Vice President,		President and
	Key Account Manager, Columbia Management		Director, of Acton
	Investment Advisers LLC; Vice President, Key		Shapleigh Youth
	Account Manager, Liberty Funds Distributor,		Conservation Corps
	Inc.; and Trustee of certain Oppenheimer		(non -profit); and
	Funds		President and Director
of Grahamtastic
Connection (non-
profit)
Jack M. Fields – 1952	2003 Chief Executive Officer, Twenty First Century
Trustee	Group, Inc. (government affairs company);
and Chairman, Discovery Learning Alliance
(non-profit)
Formerly: Owner and Chief Executive Officer,
Dos Angeles Ranch L.P. (cattle, hunting,
corporate entertainment); Director, Insperity,
Inc. (formerly known as Administaff) (human
resources provider); Chief Executive Officer,
Texana Timber LP (sustainable forestry
company); Director of Cross Timbers Quail
Research Ranch (non-profit); and member of
the U.S. House of Representatives

229Member, Board of Directors of Baylor

College of Medicine

38 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES (CONTINUED)

Cynthia Hostetler —1962	2017 Non-Executive Director and Trustee of a
Trustee	number of public and private business
corporations
Formerly: Director, Aberdeen Investment
Funds (4 portfolios); Head of Investment
Funds and Private Equity, Overseas Private
Investment Corporation; President, First
Manhattan Bancorporation, Inc.; Attorney,
Simpson Thacher & Bartlett LLP

229Vulcan Materials

Company

(construction materials

company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex);

Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

Eli Jones – 1961	2016 Professor and Dean, Mays Business School -	229	Insperity, Inc. (formerly
Trustee	Texas A&M University		known as Administaff)
	Formerly: Professor and Dean, Walton College		(human resources
			provider)
	of Business, University of Arkansas and E.J.
	Ourso College of Business, Louisiana State
	University; Director, Arvest Bank
Elizabeth Krentzman – 1959	2019 Formerly: Principal and Chief Regulatory
Trustee	Advisor for Asset Management Services and
U.S. Mutual Fund Leader of Deloitte & Touche
LLP; General Counsel of the Investment
Company Institute (trade association);
National Director of the Investment
Management Regulatory Consulting Practice,
Principal, Director and Senior Manager of
Deloitte & Touche LLP; Assistant Director of
the Division of Investment Management -
Office of Disclosure and Investment Adviser
Regulation of the U.S. Securities and Exchange
Commission and various positions with the
Division of Investment Management – Office
of Regulatory Policy of the U.S. Securities and
Exchange Commission; Associate at Ropes &
Gray LLP.; and Trustee of certain Oppenheimer
Funds

229Trustee of the

University of Florida

National Board

Foundation; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center

Association, Inc. Board

of Trustees and Audit

Committee Member

39 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES (CONTINUED)

Anthony J. LaCava, Jr. – 1956 2019	Formerly: Director and Member of the Audit
Trustee	Committee, Blue Hills Bank (publicly traded
financial institution) and Managing Partner,
KPMG LLP

229Blue Hills Bank;

Chairman of Bentley University; Member, Business School Advisory Council; and Nominating

Committee, KPMG LLP

Prema Mathai-Davis – 1950 2003 Retired229None Trustee

Formerly; Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self- Directed Investor)

Joel W. Motley – 1952	2019 Director of Office of Finance, Federal Home
Trustee	Loan Bank System; Member of the Vestry
of Trinity Wall Street; Managing Director of
Carmona Motley Hoffman, Inc. (privately held
financial advisor); Member of the Council
on Foreign Relations and its Finance and
Budget Committee; Chairman Emeritus of
Board of Human Rights Watch and Member
of its Investment Committee; and Member
of Investment Committee and Board of
Historic Hudson Valley (non-profit cultural
organization).
Formerly: Managing Director of Public Capital
Advisors, LLC (privately held financial advisor);
Managing Director of Carmona Motley
Hoffman, Inc. (privately held financial advisor);
Trustee of certain Oppenheimer Funds; and
Director of Columbia Equity Financial Corp.
(privately held financial advisor)

229Member of Board of

Greenwall Foundation

(bioethics research

foundation) and

its Investment

Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee

Member of Pulitzer

Center for Crisis

Reporting (non-profit

journalism)

Teresa M. Ressel — 1962	2017 Non-executive director and trustee of a
Trustee	number of public and private business
corporations
Formerly: Chief Financial Officer, Olayan
America, The Olayan Group (international
investor/commercial/industrial); Chief
Executive Officer, UBS Securities LLC; Group
Chief Operating Officer, Americas, UBS AG;
Assistant Secretary for Management & Budget
and CFO, US Department of the Treasury

229Atlantic Power

Corporation (power

generation company); ON Semiconductor Corp. (semiconductor supplier)

40 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

INDEPENDENT TRUSTEES
(CONTINUED)

Ann Barnett Stern – 1957	2017	President and Chief Executive Officer, Houston	229	Federal Reserve Bank
Trustee		Endowment Inc. (private philanthropic		of Dallas
institution)
Formerly: Executive Vice President and
General Counsel, Texas Children's Hospital;
Attorney, Beck, Redden and Secrest, LLP;
Business Law Instructor, University of St.
Thomas; Attorney, Andrews & Kurth LLP

Robert C. Troccoli – 1949	2016	Retired	229	None
Trustee		Formerly: Adjunct Professor, University of

Denver – Daniels College of Business, Senior
Partner, KPMG LLP
Daniel S. Vandivort –1954	2019 Treasurer, Chairman of the Audit and Finance
Trustee	Committee, and Trustee, Board of Trustees,
Huntington Disease Foundation of America;
and President, Flyway Advisory Services LLC
(consulting and property management).
Formerly: Trustee and Governance Chair, of
certain Oppenheimer Funds

229Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line

Funds

James D. Vaughn – 1945	2019 Retired
Trustee	Formerly: Managing Partner, Deloitte & Touche

LLP; Trustee and Chairman of the Audit
Committee, Schroder Funds; Board Member,
Mile High United Way, Boys and Girls Clubs,
Boy Scouts, Colorado Business Committee
for the Arts, Economic Club of Colorado
and Metro Denver Network (economic
development corporation); and Trustee of
certain Oppenheimer Funds

229Board member

and Chairman of Audit Committee

of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)

Christopher L. Wilson –	2017 Retired
1957	Formerly: Director, TD Asset Management USA
Trustee, Vice Chair and Chair
Designate	Inc. (mutual fund complex) (22 portfolios);
Managing Partner, CT2, LLC (investing and
consulting firm); President/Chief Executive
Officer, Columbia Funds, Bank of America
Corporation; President/Chief Executive Officer,
CDC IXIS Asset Management Services, Inc.;

229ISO New England, Inc. (non-profit organization

managing regional electricity market)

41 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years

Since

INDEPENDENT TRUSTEES
(CONTINUED)

Christopher L. Wilson		Principal & Director of Operations, Scudder
Continued		Funds, Scudder, Stevens & Clark, Inc.; Assistant
Vice President, Fidelity Investments

42 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OFFICERS

Sheri Morris — 1964	2003	Head of Global Fund Services, Invesco Ltd.;	N/A	N/A
President, Principal Executive		President, Principal Executive Officer and
Officer and Treasurer		Treasurer, The Invesco Funds; Vice President,
Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); and Vice President,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust, and Vice
President, OppenheimerFunds, Inc.
Formerly: Vice President and Principal
Financial Officer, The Invesco Funds; Vice
President, Invesco AIM Advisers, Inc., Invesco
AIM Capital Management, Inc. and Invesco
AIM Private Asset Management, Inc.; Assistant
Vice President and Assistant Treasurer, The
Invesco Funds and Assistant Vice President,
Invesco Advisers, Inc., Invesco AIM Capital
Management, Inc. and Invesco AIM Private
Asset Management, Inc.; and Treasurer,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust and Invesco
Actively Managed Exchange-Traded Fund Trust

Russell C. Burk — 1958	2005	Senior Vice President and Senior Officer, The	N/A	N/A
Senior Vice President and		Invesco Funds
Senior Officer

Jeffrey H. Kupor – 1968	2018	Head of Legal of the Americas, Invesco	N/A	N/A
Senior Vice President, Chief		Ltd.; Senior Vice President and Secretary,
Legal Officer and Secretary		Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); Senior Vice President
and Secretary, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Vice President and Secretary, Invesco
Investment Services, Inc. (formerly known
as Invesco AIM Investment Services, Inc.)
Senior Vice President, Chief Legal Officer and
Secretary, The Invesco Funds; Secretary and
General Counsel, Invesco Investment Advisers
LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel,
Invesco Capital Markets, Inc. (formerly known
as Van Kampen Funds Inc.) and Chief Legal

43 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OFFICERS (CONTINUED)

Jeffrey H. Kupor (Continued)		Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-
Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust;
Secretary, Invesco Indexing LLC; Secretary, W.L.
Ross & Co., LLC
Formerly: Secretary and Vice President,
Jemstep, Inc.; Head of Legal, Worldwide
Institutional, Invesco Ltd.; Secretary and
General Counsel, INVESCO Private Capital
Investments, Inc.; Senior Vice President,
Secretary and General Counsel, Invesco
Management Group, Inc. (formerly known
as Invesco AIM Management Group,
Inc.); Assistant Secretary, INVESCO Asset
Management (Bermuda) Ltd.; Secretary and
General Counsel, Invesco Private Capital, Inc.;
Assistant Secretary and General Counsel,
INVESCO Realty, Inc.; Secretary and General
Counsel, Invesco Senior Secured Management,
Inc.; and Secretary, Sovereign G./P. Holdings
Inc.

Andrew R. Schlossberg –	2019	Head of the Americas and Senior Managing	N/A	N/A
1974		Director, Invesco Ltd.; Director and Senior
Senior Vice President		Vice President, Invesco Advisers, Inc. (formerly
known as Invesco Institutional (N.A.), Inc.)
(registered investment adviser); Director and
Chairman, Invesco Investment Services, Inc.
(formerly known as Invesco AIM Investment
Services, Inc.) (registered transfer agent);
Senior Vice President, The Invesco Funds;
Director, Invesco Investment Advisers LLC
(formerly known as Van Kampen Asset
Management); Director, President and
Chairman, Invesco Insurance Agency, Inc.
Formerly: Director, Invesco UK Limited;
Director and Chief Executive, Invesco Asset
Management Limited and Invesco Fund
Managers Limited; Assistant Vice President,
The Invesco Funds; Senior Vice President,
Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered
investment adviser); Director and Chief
Executive, Invesco Administration Services

44 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OFFICERS (CONTINUED)

Andrew R. Schlossberg		Limited and Invesco Global Investment
(Continued)		Funds Limited; Director, Invesco Distributors,
Inc.; Head of EMEA, Invesco Ltd.; President,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II and Invesco
India Exchange-Traded Fund Trust; Managing
Director and Principal Executive Officer,
Invesco Capital Management LLC

John M. Zerr — 1962	2006	Chief Operating Officer of the Americas;	N/A	N/A
Senior Vice President		Senior Vice President, Invesco Advisers, Inc.
(formerly known as Invesco Institutional
(N.A.), Inc.) (registered investment adviser);
Senior Vice President, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Director and Vice President, Invesco
Investment Services, Inc. (formerly known as
Invesco AIM Investment Services, Inc.) Senior
Vice President, The Invesco Funds; Managing
Director, Invesco Capital Management LLC;
Director, Invesco Investment Advisers LLC
(formerly known as Van Kampen Asset
Management); Senior Vice President, Invesco
Capital Markets, Inc. (formerly known as
Van Kampen Funds Inc.); Manager, Invesco
Indexing LLC; Manager, Invesco Specialized
Products, LLC; Director and Senior Vice
President, Invesco Insurance Agency, Inc.;
Member, Invesco Canada Funds Advisory
Board; Director, President and Chief Executive
Officer, Invesco Corporate Class Inc. (corporate
mutual fund company); and Director,
Chairman, President and Chief Executive
Officer, Invesco Canada Ltd. (formerly known
as Invesco Trimark Ltd./Invesco Trimark Ltèe)
(registered investment adviser and registered
transfer agent)
Formerly: Director and Senior Vice President,
Invesco Management Group, Inc. (formerly
known as Invesco AIM Management Group,
Inc.); Secretary and General Counsel, Invesco
Management Group, Inc. (formerly known
as Invesco AIM Management Group, Inc.);
Secretary, Invesco Investment Services, Inc.
(formerly known as Invesco AIM Investment
Services, Inc.); Chief Legal Officer and

45 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

TRUSTEES AND OFFICERS Continued

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OFFICERS (CONTINUED)

John M. Zerr (Continued)		Secretary, The Invesco Funds; Secretary and
General Counsel, Invesco Investment Advisers
LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel,
Invesco Capital Markets, Inc. (formerly known
as Van Kampen Funds Inc.); Chief Legal
Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco
India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-
Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust;
Secretary, Invesco Indexing LLC; Director,
Secretary, General Counsel and Senior Vice
President, Van Kampen Exchange Corp.;
Director, Vice President and Secretary, IVZ
Distributors, Inc. (formerly known as INVESCO
Distributors, Inc.); Director and Vice President,
INVESCO Funds Group, Inc.; Director and Vice
President, Van Kampen Advisors Inc.; Director,
Vice President, Secretary and General Counsel,
Van Kampen Investor Services Inc.; Director
and Secretary, Invesco Distributors, Inc.
(formerly known as Invesco AIM Distributors,
Inc.); Director, Senior Vice President, General
Counsel and Secretary, Invesco AIM Advisers,
Inc. and Van Kampen Investments Inc.;
Director, Vice President and Secretary, Fund
Management Company; Director, Senior Vice
President, Secretary, General Counsel and Vice
President, Invesco AIM Capital Management,
Inc.; Chief Operating Officer and General
Counsel, Liberty Ridge Capital, Inc. (an
investment adviser)

Gregory G. McGreevey - 1962	2012	Senior Managing Director, Invesco Ltd.;	N/A	N/A
Senior Vice President		Director, Chairman, President, and Chief
Executive Officer, Invesco Advisers, Inc.
(formerly known as Invesco Institutional
(N.A.), Inc.) (registered investment adviser);
Director, Invesco Mortgage Capital, Inc. and
Invesco Senior Secured Management, Inc.;
and Senior Vice President, The Invesco Funds;
and President, SNW Asset Management
Corporation and Invesco Managed Accounts,
LLC
Formerly: Senior Vice President, Invesco

46 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Name, Year of Birth and	Trustee	Principal Occupation(s)	Number of Funds	Other Directorship(s)
Position(s) Held with the Trust	and/or	During Past 5 Years	in Fund Complex	Held by Trustee During
	Officer		Overseen by Trustee	Past 5 Years
Since

OFFICERS (CONTINUED)

Gregory G. McGreevey		Management Group, Inc. and Invesco Advisers,
(Continued)		Inc.; Assistant Vice President, The Invesco
Funds

Kelli Gallegos – 1970	2008	Principal Financial and Accounting Officer	N/A	N/A
Vice President, Principal		– Investments Pool, Invesco Specialized
Financial Officer and Assistant		Products, LLC; Vice President, Principal
Treasurer		Financial Officer and Assistant Treasurer,
The Invesco Funds; Principal Financial and
Accounting Officer – Pooled Investments,
Invesco Capital Management LLC; Vice
President and Treasurer, Invesco Exchange-
Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund
Trust and Invesco Exchange-Traded Self-
Indexed Fund Trust; Vice President, Invesco
Advisers, Inc.
Formerly: Assistant Treasurer, Invesco
Specialized Products, LLC; Assistant Treasurer,
Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded
Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust; Assistant
Treasurer, Invesco Capital Management LLC;
Assistant Vice President, The Invesco Funds

Crissie M. Wisdom – 1969	2013	Anti-Money Laundering and OFAC Compliance	N/A	N/A
Anti-Money Laundering		Officer for Invesco U.S. entities including;
Compliance Officer		Invesco Advisers, Inc. and its affiliates, Invesco
Capital Markets, Inc., Invesco Distributors, Inc.,
Invesco Investment Services, Inc., The Invesco
Funds, Invesco Capital Management, LLC,
Invesco Trust Company; and Fraud Prevention
Manager for Invesco Investment Services, Inc.

Robert R. Leveille – 1969	2016	Chief Compliance Officer, Invesco Advisers,	N/A	N/A
Chief Compliance Officer		Inc. (registered investment adviser); and Chief
Compliance Officer, The Invesco Funds
Formerly: Chief Compliance Officer, Putnam
Investments and the Putnam Funds

47 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

TRUSTEES AND OFFICERS Continued

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's Statement of Additional Information for information on the Fund's sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza,	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers
Suite 1000	1555 Peachtree Street, N.E.	11 Greenway Plaza,	LLP
Houston, TX 77046-1173	Atlanta, GA 30309	Suite 1000	1000 Louisiana Street,
		Houston, TX	Suite 5800
		77046-1173	Houston, TX 77002-5021
Counsel to the Fund	Counsel to the	Transfer Agent	Custodian
Stradley Ronon Stevens & Young,	Independent Trustees	Invesco Investment	Citibank, N.A.
LLP	Goodwin Procter LLP	Services, Inc.	111 Wall Street
2005 Market Street,	901 New York Avenue, N.W.	11 Greenway Plaza,	New York, NY 10005
Suite 2600	Washington, D.C. 20001	Suite 1000
Philadelphia, PA 19103-7018		Houston, TX
77046-1173

48 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

49 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

INVESCO'S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

50 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

51 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

INVESCO'S PRIVACY NOTICE Continued

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

52 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-MIPS-AR-1 04152020

ITEM 2. CODE OF ETHICS.

There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Robert C. Troccoli and James Vaughn. David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Robert C. Troccoli and James Vaughn are "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC ("PwC") advised the Audit Committee of the following matters for consideration under the SEC's auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2- 01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which PwC considered in reaching its conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. ("OFI") for 83 open-end mutual funds and 20 exchange- traded funds (collectively, the "Oppenheimer Funds"). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the "New Invesco Funds") that did not have pre-existing assets (together, the "Reorganizations"). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, "Invesco") of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company ("MassMutual"), which was also consummated on May 24, 2019 (the "Acquisition"). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of

Regulation S-X ("Rule 2-01") if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the "Pre-Reorganization Relationship"). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the "Pre-Reorganization Services").

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre- Reorganization Relationship and Services have on PwC's independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC's ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 ("PwC's Conclusion").

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC's Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

∙none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

∙PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC's professional engagement period;

∙other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

∙as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund's financial statements was based upon OFI's decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

∙while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

∙the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

∙with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre- Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

∙the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

∙the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PwC billed the series of the Registrant with a fiscal year end of February 29, 2020 and January 31, 2020, respectively (each a "Fund") aggregate fees for services rendered to these Funds as shown in the following table. Each Fund is newly organized and was created, respectively, for the purpose of acquiring the assets and liabilities of a corresponding predecessor fund (each, a "Reorganization"). Each Reorganization was consummated after the close of business on May 24, 2019, prior to which each Fund had not yet commenced operations. Accordingly, the information shown in the following table has been provided for the periods since each Fund's commencement of operations. The Audit Committee pre-approved all audit and non-audit services provided to the Funds.

	Fees Billed for Services	Fees Billed for Services
	Rendered to the Registrant for	Rendered to the Registrant for
	fiscal year end February 29,	fiscal year end January 31,
	2020	2020
Audit Fees	$42,328	$34,515
Audit-Related Fees	$0	$0
Tax Fees(1)	$5,854	$22,000
All Other Fees	$0	$0
Total Fees	$48,182	$56,515

(1)Tax Fees for the fiscal years ended February 29, 2020 and January 31, 2020 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. ("Invesco"), each Fund's adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to each Fund ("Invesco Affiliates") aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the periods since each Fund's commencement of operations as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Invesco Affiliates.

	Fees Billed for Non-Audit Services	Fees Billed for Non-Audit Services
	Rendered to Invesco and Affiliates	Rendered to Invesco and Affiliates for
	for fiscal year end February 29, 2020	fiscal year end January 31, 2020 That
	That Were Required	Were Required
	to be Pre-Approved	to be Pre-Approved
	by the Registrant's	by the Registrant's
	Audit Committee	Audit Committee
Audit-Related Fees(1)	$690,000	$690,000
Tax Fees	$0	$0
All Other Fees	$0	$0

Total Fees	$690,000	$690,000

(1)Audit-Related Fees for the fiscal years ended February 29, 2020 and January 31, 2020 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES As adopted by the Audit Committees of the Invesco Funds (the "Funds")

Last Amended March 29, 2017

I.Statement of Principles

The Audit Committees (the "Audit Committee") of the Boards of Trustees of the Funds (the "Board") have adopted these policies and procedures (the "Procedures") with respect to the pre-approval of audit and non-audit services to be provided by the Funds' independent auditor (the "Auditor") to the Funds, and to the Funds' investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, "Service Affiliates").

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate's engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a "Service Affiliate's Covered Engagement").

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate's Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission ("SEC") and other organizations and regulatory bodies applicable to the Funds ("Applicable Rules").1 They address both general pre-approvals without consideration of specific case-by-case services ("general pre-approvals") and pre-approvals on a case-by-case basis ("specific pre- approvals"). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor's qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee's review and approval of General Pre-Approved Non-Audit Services, the Funds' Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds' Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV. Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.Audit-Related Services

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by an independent auditor. Audit- related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

1Applicable Rules include, for example, New York Stock Exchange ("NYSE") rules applicable to closed-end funds managed by Invesco and listed on NYSE.

b.Tax Services

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor's independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds' financial statements.

V.Pre-Approval of Service Affiliate's Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate's engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a "Service Affiliate's Covered Engagement".

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate's Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate's Covered Engagements that are not within the scope of General Pre-Approved Non- Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate's Covered Engagement must be submitted to the Audit Committee by the Funds' Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds' Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor's independence from the Funds. The Funds' Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor's independence from the Funds.

VI. Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for

aService Affiliate's Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre- approval by the Audit Committee before payment of any additional fees is made.

VII. Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate's Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate's Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII. Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds' Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds' Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds' Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX. Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor's Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

∙Management functions;

∙Human resources;

∙Broker-dealer, investment adviser, or investment banking services;

∙Legal services;

∙Expert services unrelated to the audit;

∙Any service or product provided for a contingent fee or a commission;

∙Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;

∙Tax services for persons in financial reporting oversight roles at the Fund; and

∙Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds' financial statements:

∙Bookkeeping or other services related to the accounting records or financial statements of the audit client;

∙Financial information systems design and implementation;

∙Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

∙Actuarial services; and

∙Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)Not applicable.

(g)In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate non- audit fees of $4,089,000 for the fiscal year ended February 29, 2020 and $4,089,000 for the fiscal year ended January 31, 2020 for non-audit services not required to be pre-approved by the Registrant's Audit Committee. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $4,784,854 for the fiscal year ended February 29, 2020 and $4,801,000 for the fiscal year ended January 31, 2020.

PwC provided audit services to the Investment Company complex of approximately $33 million.

(h)The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a)As of April 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer

("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of April 14, 2020, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the

Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
13(a) (1)	Code of Ethics.
13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.
13(a) (4)	Not applicable.
13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	April 23, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	April 23, 2020
By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	April 23, 2020